Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	AUTOVATIVE PRODUCTS INC
Entity Central Index Key	0001487522
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,235,977
Entity Common Stock, Shares Outstanding	8,585,977
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Amendment Description	Filing amendment for XBRL

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 28,343	$ 1,042
Accounts Receivable	14,129	31,186
Total Current Assets	42,472	32,321
Fixed Assets
Intellectual Property	70,000	70,000
Furniture & Computer Equip.	30,000	30,000
Accumulated Amortization and Depreciation	(98,929)	(43,498)
Total Fixed Assets	1,071	56,502
Total Assets	43,543	88,733
Current Liabilities
Accrued income tax payable
Total Current Liabilities
Total Liabilities
Common Stock $.001 Par Value 25,000,000 Shares Authorized 8,585,977shares issued and outstanding	8,586	8,586
Paid in Capital	24,555	24,555
Accumulated (Deficit) Earnings	10,402	55,592
Total Stockholders Equity	43,543	88,733
Total Liabilities And Stockholder Equity	$ 43,543	$ 88,733

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock $.001 Par Value Authorized	25,000,000	25,000,000
Common Stock Issued	8,585,977	8,585,977

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 116,884	$ 118,909
Cost of Goods Sold	56,624	67,504
Total Income	60,260	51,405
Ordinary Income\Expenses
Depreciation Property and Equipment	4,621	4,000
Amortization of Long Lived Asset	50,750	4,286
Commissions	17,652	27,220
Advertising and Marketing	23,700	26,310
General & Admin	672	3,068
Professional Fees	7,995	3,000
Total Expenses	105,450	67,881
Net Income Before Provision for Income Taxes	(45,190)	(16,476)
Total Other Income
Provision for Income Taxes
Net Income	$ (45,190)	$ (16,476)
Net Earnings (Loss) Per Share
Weighted Average Shares Outstanding	8,585,977	8,461,977

Shareholders Equity (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2009 Additional Paid-In Capital	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit
Issuance of Common Stock Services					25,000
Issuance of Common Stock-Services-Amt		$ 2,500			$ 25				$ 2,475
Issuance of Common Stock					223,000
Issuance of Common Stock Amount		22,303			223				22,080
Net Income (loss)	(45,190)	(16,476)	(1,565)								(45,190)	(16,476)	(1,565)
Balance-Shares Year End				8,585,977	8,585,977	8,337,977	8,337,977
Balance-Amount	$ 43,543	$ 88,733	$ 80,406	$ 8,585,977	$ 8,585,977	$ 8,337,977		$ 24,555	$ 24,555		$ 10,402	$ 55,592	$ 72,068

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net Income	$ (45,190)	$ (16,476)
Adjustments to Reconcile Net Income (Loss) To Net Cash Used in Operating Activities:
Amortization of Long Lived Asset	50,750	4,286
Depreciation Property and Equipment	4,681	4,000
Stock Issued for Services		2,500
Accounts Receivable	17,057	(31,186)
Net Cash Provide by Operating Activities	27,298	(36,876)
Cash Flow from Financing Activities
Capital Stock		22,303
Net Cash Provided by Financing Activities		22,303
Increase (decrease) in Cash	27,298	(14,573)
Cash at Beginning	1,045	15,618
Cash at End	$ 28,343	$ 1,045

Summary of Financial Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Financial Policies

NOTE 1- SUMMARY OF ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

BUSINESS AND BASIS OF PRESENTATION

Autovative Products Inc. ("Company" or "Autovative Products") was formed on December 8, 2004 under the laws of the State of Nevada.

Autovative Products is a Specialty distribution Company of Fleet truck products. Currently the Company has exclusive distribution rights with both Federal Express (FedEx) and United Postal Service (UPS) for its Portable Tow Truck. The Company is currently in the process of marketing its Overhead Door Saver to both FedEx and UPS.

LIQUIDITY

As shown in the accompanying financial statements, the Company had a net loss of ($45,190) for the year ended December 31, 2011 and incurred a net loss of ($16,476) for the year ended December 31, 2010. At December 31, 2011 the Company's current assets were $42,472 and the total assets were $43,453 and its liabilities were $0. The Company’s assets exceeded its liabilities by $43,453.

ESTIMATES

The preparation of the financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

REVENUE RECOGNITION

The Company recognizes revenue when earned in accordance with SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements".

The SEC staff released Staff Accounting Bulletin (SAB) No. 101, Revenue Recognition. to make its interpretive guidance consistent with current accounting guidance, Also, SAB 101 incorporates portions of the Revenue Recognition in Financial Statements - Frequently Asked Questions and Answers document that the SEC staff considered relevant and rescinds the remainder. The company's revenue recognition policies are consistent with this guidance.

F-7

INCOME TAXES

 We account for income taxes in accordance with FASB ASC 740, Income Taxes which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using straight-line methods over the estimated useful lives of the assets, principally three to five years, or the term of the lease, if shorter, for leasehold improvements.

IMPAIRMENT OF LONG-LIVED ASSETS

In September 2011, the FASB issued ASU 2011-08 Goodwill and Other (Topic 350) which amends the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Statement requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company uses an estimate of undiscounted future net cash flows of the assets over the remaining useful lives in determining whether the carrying value of the assets is recoverable. If the carrying values of the assets exceed the expected future cash flows of the assets, the Company recognizes an impairment loss equal to the difference between the carrying values of the assets and their estimated fair values. Impairment of long-lived assets is assessed at the lowest levels for which there are identifiable cash flows that are independent from other groups of assets. The evaluation of long-lived assets requires the Company to use estimates of future cash flows. However, actual cash flows may differ from the estimated future cash flows used in these impairment tests.

The company performed such an impairment review and determined that the future benefits from long-lived assets no longer exceed their carrying and a write down of the carrying value was necessary-(see “NOTE 2”).

Although the Company fully amortized its long lived asset in 2011 consisting of intellectual property which consists of its mold design for the auto traction mat; the Company plans to engage in production of the auto mold and produce traction mats for autos in 2012/2013 through the use of its intellectual industrial design.

SEGMENT INFORMATION

 The Financial Accounting Standards Board (FASB) released the 200 section of the Accounting Standards Codification for the purpose of discussing the broad topic of Presentation. Accounting Standards Codification 280 (ASC 280) was released to address the more specific topic of how businesses with multiple segments should report these. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions how to allocate resources and assess performance. The information disclosed herein, materially represents all of the financial information related to the Company's principal operating segment.

EARNINGS PER SHARE

 Earnings per share is calculated in accordance with the ASC Topic 260, “Earnings Per Share” specifying the computation, presentation and disclosure requirements of earnings per share information. Basic earnings per share have been calculated based upon the weighted average number of common shares outstanding. Stock options and warrants have been excluded as common stock equivalents in the diluted earnings per share because they are either anti-dilutive, or their effect is not material.

 CONCENTRATIONS OF CREDIT RISK

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

ADVERTISING

The Company follows a policy of charging the costs of advertising to expenses incurred. The Company incurred advertising expenses totaling $23,700 for the year ended December 31, 2011 and $26,310 for the year ended December 31, 2010.

NEW ACCOUNTING PRONOUNCEMENTS

FASB issued ASC-855, Subsequent Events (“ASU 2010-09”), to address subsequent events as they relate to the Company financial statements.  A subsequent event is something happens after the balance sheet date but before the financial statements are issued.  There are two types of subsequent events, (1) more evidence about events that existed (2) events that did not exist at the balance sheet date. ASC-855 did not have a material impact on our Consolidated Financial Statements.

In June 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-01, Topic 105 – Generally Accepted Accounting Principles (“GAAP”) (“ASU 2009-01”), which superseded all accounting standards in U.S. GAAP, aside from those issued by the SEC.  The codification does not change or alter existing GAAP.  ASU 2009-01 is effective for reporting periods ending after September 15, 2009.  We adopted ASU 2009-01 for reporting in the fourth quarter of 2010.  Adoption of ASU 2009-01 did not have a material impact on our Consolidated Financial Statements.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820). The ASU is the result of joint efforts by the FASB and International Accounting Standards Board (IASB) to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The impact of this standard has been taken into account as noted in NOTES 2, 3 and 4 of the Company’s financial statements.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature of application to specific industries and are not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

GOING CONCERN

The Company has had losses since its inception.  There is no assurance that we will become profitable in the future.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, the ability of the Company to continue as a going concern on a longer-term basis will be dependent upon the ability to generate sufficient cash flow from operations to meet its obligations on a timely basis, the ability to successfully raise additional financing, and the ability to ultimately attain profitability.

CHANGE IN ACCOUNTING ESTIMATE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CHANGE IN ACCOUNTING ESTIMATE

NOTE 2 – CHANGE IN ACCOUNTING ESTIMATE

In 2011, the company elected to change its method of calculating depreciation and amortization to more appropriately reflect the nature of the assets. In 2005, assets were purchased for $100,000 and value was allocated as follows:

Equipment -      $70,000 with a useful life of 7 years and residual value of $40,000

Furniture -    $10,000 with a useful life of 5 years and residual value of $3,330

Computers - $20,000 with a useful life of 5 years and residual value of $6,670

Management has determined that the following better represents the assets, their useful lives and residual values:

Intangibles (Intellectual Property) - $70,000 fully amortized in 2011.

Furniture -                                        $10,000 with a useful life of 7 years and no residual value.

Computers -                                     $20,000 with a useful life of 3 years and no residual value.

Comparison of Depreciation and Amortization expense under the two principles:

	Expense	Accumulated Depreciation and Amortization
2010
As reported:	$8,286	$43,498
New estimate:	$8,095	$46,750
2011
Old estimate (including impairment expense):	$46,500	$90,000
New estimate (including impairment expense)	$52,179	$98,929

In 2011, the company recognized $3,247 of additional depreciation expense to reflect the depreciation of 3 year assets (computers) purchased in 2005.

Current and Future depreciation and amortization expense effects:

	2012	2013
Old Estimate:	$0	$0
New Estimate:	$1,071	$0

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
FIXED ASSETS

NOTE 3 – FIXED ASSETS

Property and Equipment at December 31, 2011 consists of the following:

Property and Equipment
Computers	$ 20,000
Furniture	10,000
Property and Equipment	30,000
Accumulated Depreciation	(28,929)
Property and Equipment, net	$ 1,071

Intangible Assets at December 31, 2011 consists of the following:

Intangible Assets
Intangible Assets Total	$ 70,000
Accumulated Amortization	(70,000)
Intangible Assets, net	$0

The Company’s intellectual property consists of the industrial design for an Auto traction mold and Auto traction mat design which was acquired in 2005. The Company reclassified equipment as intellectual property at year end 2011 and after impairment analysis and amortization, considers it fully amortized.

PRIOR PERIOD ADJUSTMENTS AND RESTATMENT OF REPORTED NET INCOME	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PRIOR PERIOD ADJUSTMENTS AND RESTATMENT OF REPORTED NET INCOME

NOTE 4: PRIOR PERIOD ADJUSTMENTS AND RESTATEMENT OF REPORTED NET INCOME

The previously issued financial statements for 2010 have been restated. Sales invoiced prior to the end of the year and paid in early 2011 were not reflected on the 2010 financial statements as required by GAAP. The effect of the correction is as follows:

	As Previously Stated	As Restated
Accounts Receivable:	$420	$31,186
Total Current Assets	1,462	32,321
Total Assets:	57,964	88,733
Retained Earnings:	24,823	55,592
Total Liabilities and Retained Earnings:	57,964	88,733

Sales:	88,143	118,909
Total Income	88,143	118,909
Net (Loss) Before Provision for Income Taxes	(47,245)	(16,476)
Net (Loss)	(47,245)	(16,476)

Net (Loss) Per Share	$-	(.01)

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 5 - INCOME TAXES

We account for income taxes in accordance with FASB ASC 740, Income Taxes which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes are insignificant.

At December 31, 2011 the Company had net operating losses carry-forward of $89,634.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EARNINGS PER SHARE

NOTE 6 - EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during each year. Diluted earnings per share include the net number of shares that would be issued upon the exercise of stock options using the treasury stock method. Options are not considered in loss years as they would be anti-dilutive. There are no shares with a dilutive impact at December 31, 2011 and 2010.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CAPITAL STOCK

NOTE 7 - CAPITAL STOCK

COMMON STOCK

The Company is authorized to issue 25,000,000 shares of common stock, par value .001 per share. The company has 8,585,977 shares issued at December 31, 2011 and  2010.

From March 15, 2010 to July 30, 2010 the Company issued 223,000 shares at a price of $.10 per share through a Reg D 506 Private Offering.

On December 29, 2010 the Company issued 25,000 shares of restricted 144 common stock per a contract with Direct Media Enterprises which were dividend to the shareholders of Direct Media Enterprises for media advertising via Direct Media Enterprise’s kiosk technology. The stock was issued for initial video production services at a price of $.10 per share (services valued at $2,500).

In the year ended December 31, 2011 the Company issued no stock.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

LEASE COMMITMENTS

The Company does not lease any office space; it uses space provided by its Chief Executive Officer free of charge to the Company.

PURCHASE AGREEMENTS

On June 11, 2005 the Company entered into a Marketing/Sales Contract with OTW Enterprises LLC. OTW Enterprises LLC is the manufacturer of the Portable Tow Truck and the Overhead Door Saver. The contract entitles the Company to exclusive marketing rights within the USA and Europe for the Portable Tow Truck and the Overhead Door Saver. The Company began marketing the products to UPS and Federal Express on January 15, 2005. This agreement was verbally amended in 2007 where we agreed to allow the Manufacturer of the Product to sell the Portable Tow Truck through its website to the retail markets.

LITIGATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LITIGATION

NOTE 9 - LITIGATION

In the ordinary course of business, we may be involved in legal proceedings from time to time. Although occasional adverse decisions or settlements may occur, we believe that the final disposition of such matters will not have material adverse effect on its financial position, results of operations or liquidity. We will seek to minimize disputes with our customers but recognize the inevitability of legal action in today's business environment as an unfortunate price of conducting business.

At this time there is no past or pending litigation.